UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2

ANNUAL NOTICE OF SECURITIES SOLD
PURSUANT TO RULE 24F-2

Read instructions at end of form before preparing form.


1. Name and address of issuer:

Loomis Sayles Funds II
399 Boylston Street
Boston, MA 02116
2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities
of the issuer, check the box but do not list series or classes):   X

 3.	Investment Company Act File Number:	811-06241


Securities Act File Number:	033-39133

4(a).	Last day of fiscal year for which this Form is filed:	September 30, 2006


4(b).	?	 Check box if this Form is being filed late (i.e., more than 90 calendar days
after the end of the issuers fiscal year).  (See Instruction A.2)


Note If the Form is being filed late, interest must be paid on the registration fee due.
4(c).	?	Check box if this is the last time the issuer will be filing this
 Form.





5. Calculation of registration fee:
(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):


$4,207,140,676              (ii) Aggregate price of securities redeemed or
repurchased during the fiscal year:


$ 842,436,364                   (iii) Aggregate price of securities redeemed
 or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
Commission:





$                  0                           (iv) Total available redemption
 credits [add items 5(ii) and 5(iii)]:

$ 842,436,364                 (v)	Net sales  if Item 5(i) is greater
than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]


$3,364,704,312

(vi)	Redemption credits available for use in future years    if Item 5(i)
 is less than Item 5(iv)  [subtract Item  5(iv) from Item 5(i)]$[       0 ]

(vii)	Multiplier for determining registration fee (See Instruction C.9):


x .000107(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)]
 (enter 0 if no fee is due)
=$360,023                6.	Prepaid Shares

	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______.
7.	Interest due if this Form is being filed more than 90 days after the end of the issuers fiscal year (see Instruction D)

+ $0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]
= $360,023
9.	Date the registration fee and any interest payment was sent to the
Commissions lockbox depository  December 21, 2006

Method of Delivery
(X)	Wire Transfer
(   )	Mail or other means


SIGNATURES


	This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)1     _________________________

   Michael Kardok, Treasurer

Date:  _December 22, 2006___


	1 Please print the name and title of the signing officer below the signature.
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